The Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 06, 2017	Oct. 27, 2016	Dec. 07, 2015	Dec. 31, 2016
Business Acquisition [Line Items]
Early termination agreement fee				$ (1,250)
Subsequent Event [Member] | SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Cash proceeds	$ 2,750
Qualcomm [Member]
Business Acquisition [Line Items]
Tender offer to acquire issued and outstanding common shares, per share		$ 110
Tender offer equity ownership interest percentage		80.00%		95.00%
Payments to acquire business		$ 38,000
Early termination agreement fee				$ 2,000
Qualcomm [Member] | Minimum [Member]
Business Acquisition [Line Items]
Tender offer minimum contingent equity ownership interest threshold percentage				70.00%
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Business acquisition date				Dec. 07, 2015
Payments to acquire business			$ 1,948